DIRECT COMMERCIAL PROPERTY EXPENSE - Components of Direct Commercial Property Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 385	$ 366	$ 247
Direct commercial property expense	1,936	1,967	1,851
Commercial Property
Disclosure of detailed information about investment property
Property maintenance	679	749	773
Real estate taxes	610	619	528
Employee compensation and benefits	158	170	196
Ground rents	0	0	59
Lease expense	16	16	0
Other	$ 473	$ 413	$ 295